Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements

As of December 31, 2023, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2024	5,461	278	1,420	7,998	300	3,191	18,648
2025	4,292	—	1,420	200	—	449	6,361
2026	4,201	—	1,420	100	—	106	5,827
2027	1,839	—	—	—	—	—	1,839
Total	15,793	278	4,260	8,298	300	3,746	32,675